Alger Global Equity Fund Average Annual Total Returns - Class I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Gross Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.87%	11.70%	12.28%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	4.33%	8.55%
Performance Inception Date	May 31, 2013
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.71%	2.67%	6.88%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.21%	3.24%	6.44%